Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 52,684	$ 21,011
Term deposits	2,600	1,600
Restricted cash	610	50
Accounts receivable trade, net	390	801
Inventories	3,070	4,650
Prepaid expenses	1,507	1,140
Other current assets	764	674
Vessels held for sale	11,072	0
Deferred voyage expenses	147	621
Total current assets	72,844	30,547
Fixed assets:
Vessels, net	341,791	256,737
Advances for vessels acquisitions and other costs	15,034	0
Other fixed assets, net	340	373
Total fixed assets	357,165	257,110
Other non-current assets:
Deposits assets, non-current	1,325	1,325
Deferred charges and other investments, non-current	8,160	4,396
Restricted cash, non-current	500	990
Right of use asset - leases	749	845
Other non-current assets	31	32
TOTAL ASSETS	440,774	295,245
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $1,486 and $995, respectively	30,616	19,417
Trade accounts and other payables	8,302	3,707
Accrued liabilities	4,267	2,988
Lease liability	131	140
Deferred revenue	6,231	4,510
Total current liabilities	49,547	30,762
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $2,602 and $2,532, respectively	173,213	150,345
Convertible notes, non-current, net of deferred finance costs and debt discounts of $5,397 and $5,839, respectively	16,196	14,516
Lease liability, non-current	618	705
Deferred revenue, non-current	1,336	2,773
Other liabilities, non-current	450	450
Total liabilities	241,360	199,551
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at June 30, 2021 and December 31, 2020; 168,488,240 and 68,314,985 shares issued and outstanding as at June 30, 2021 and December 31, 2020, respectively	17	7
Additional paid-in capital	593,354	490,284
Accumulated deficit	(393,957)	(394,597)
Total Stockholders' equity	199,414	95,694
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 440,774	$ 295,245